Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2014	2013	2012
Federal
Current	$1,888	$1,885	$1,853
Deferred	(126)	(83)	45

Federal income tax	1,762	1,802	1,898
State
Current	331	216	334
Deferred	(6)	14	4

State income tax	325	230	338

Total income tax provision	$2,087	$2,032	$2,236

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2014	2013	2012
Tax at statutory rate	$2,798	$2,717	$2,704
State income tax, at statutory rates, net of federal tax benefit	211	150	220
Tax effect of
Tax credits and benefits, net of related expenses	(701)	(648)	(479)
Tax-exempt income	(205)	(212)	(219)
Noncontrolling interests	(20)	37	55
Other items	4	(12)	(45)

Applicable income taxes	$2,087	$2,032	$2,236

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2014	2013	2012
Balance at beginning of period	$264	$302	$479
Additions for tax positions taken in prior years	31	44	73
Additions for tax positions taken in the current year	4	–	5
Exam resolutions	(22)	(56)	(245)
Statute expirations	(10)	(26)	(10)

Balance at end of period	$267	$264	$302

Significant Components of the Company's Net Deferred Tax Asset (Liability)

The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2014	2013
Deferred Tax Assets
Allowance for credit losses	$1,652	$1,722
Accrued expenses	630	485
Pension and postretirement benefits	437	277
Federal, state and foreign net operating loss carryforwards	212	72
Stock compensation	143	165
Securities available-for-sale and financial instruments	–	172
Partnerships and other investment assets	403	646
Other deferred tax assets, net	208	179

Gross deferred tax assets	3,685	3,718
Deferred Tax Liabilities
Leasing activities	(3,042)	(2,872)
Mortgage servicing rights	(871)	(835)
Goodwill and other intangible assets	(772)	(666)
Loans	(212)	(211)
Securities available-for-sale and financial instruments	(165)	–
Fixed assets	(90)	(147)
Other deferred tax liabilities, net	(159)	(210)

Gross deferred tax liabilities	(5,311)	(4,941)
Valuation allowance	(101)	(82)

Net Deferred Tax Asset (Liability)	$(1,727)	$(1,305)